Filed pursuant to Rule 497(e)

File Nos. 033-44909 and 811-06520

AMG FUNDS I

AMG Veritas Global Focus Fund

Supplement dated August 31, 2026 to the Prospectus and Statement of Additional Information,

each dated March 1, 2026

The following information supplements and supersedes any information to the contrary relating to AMG Veritas Global Focus Fund (the “Fund”), a series of AMG Funds I, contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.

Effective immediately, Owen Thomas is added as a portfolio manager of the Fund, and Mr. Thomas, Andrew Headley, Mike Moore, and Ian Clark serve as the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Accordingly, all references to the portfolio managers of the Fund in the Prospectus and SAI shall refer to Messrs. Thomas, Headley, Moore and Clark. In addition, all references in the Prospectus to Mr. Headley’s titles at Veritas Asset Management LLP, the subadviser to the Fund (“Veritas”), are revised to reflect that Mr. Headley is Chief Investment Officer and Head of Global of Veritas.

In addition, effective immediately, the Prospectus is revised as follows:

The section under “Summary of the Funds – AMG Veritas Global Focus Fund” titled “Portfolio Management – Portfolio Managers” on page 14 is deleted and replaced with the following:

Portfolio Managers

Andrew Headley

Chief Investment Officer and Head of Global of Veritas;

Portfolio Manager of the Fund since May 2021.

Mike Moore

Fund Manager and Technology Analyst of Veritas;

Portfolio Manager of the Fund since May 2021.

Ian Clark

Fund Manager and Roving Analyst of Veritas;

Portfolio Manager of the Fund since December 2023.

Owen Thomas

Fund Manager and Head of Equity Research of Veritas;

Portfolio Manager of the Fund since August 2026.

The second paragraph in the section titled “Additional Information About the Funds – Fund Management – AMG Veritas Global Focus Fund” on page 28 is deleted and replaced with the following:

Andrew Headley, Mike Moore, Ian Clark, and Owen Thomas are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Headley and Moore have managed the Fund since May 2021, Mr. Clark has managed the Fund since December 2023, and Mr. Thomas has managed the Fund since August 2026. Mr. Headley is Chief Investment Officer, Head of Global and Fund Manager of the Veritas Global strategies and a Managing Partner of Veritas. He has been working in the investment management industry since 1996. Prior to joining Veritas in 2003, he was an Analyst and Fund Manager at WP Stewart from 2001 to 2003 and at Newton Investment Management from 1996 to 2001. Mr. Headley also worked as a Tax Consultant at Price Waterhouse from 1993 to 1996. Mr. Moore is a Fund Manager for the Veritas Global strategies and an Analyst specializing in Technology within the Global Investment Team. He has been working in the investment management industry since 2005. He joined Veritas in 2014 after working as a Global Analyst at M&G Investments from 2005 to 2014. Prior to this, Mr. Moore worked at Barclays Wealth Management. Mr. Clark is a Fund Manager for the Veritas Global strategies and a Roving Analyst within the Global Investment Team. He has been working in the investment management industry since 2005. He joined Veritas in 2018 after working as a Co-Lead Manager and Global Research Analyst at Newton Investment Management from 2011 to 2017. Prior to this, Mr. Clark was an Investment Analyst at Ziff Brothers from 2006 to 2010 and at Deephaven Capital Management from 2005 to 2006. He also worked at The Prince’s Charities, McKinsey, and Citigroup. Mr. Thomas is Head of Equity Research at Veritas and a Fund Manager for the Veritas Global strategies. He has been working in the investment management industry since 2003. He joined Veritas in 2023 as a Consumer Analyst on the Global Investment Team after working at Tesco Pension Investment as Global Equity Fund Manager from 2012 to 2022 and Head of Equities from 2020 to 2022. Prior to this, Mr. Thomas was a European Analyst and Fund Manager at Aviva Investors from 2008 to 2012.

In addition, effective immediately, the SAI is revised as follows:

The section titled “Management of the Funds – Portfolio Managers of the Funds – AMG Veritas China Fund and AMG Veritas Global Focus Fund – Other Accounts Managed by the Portfolio Managers” beginning on page 62 is supplemented by adding the following information for Mr. Thomas, which is as of July 31, 2026:

Portfolio Manager: Owen Thomas
Type of Account	Number of Accounts Managed	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)
Registered Investment Companies	1	$88.92	None	$0
Other Pooled Investment Vehicles	5	$2,651.28	None	$0
Other Accounts	23	$7,785.86	None	$0

The section titled “Management of the Funds – Portfolio Managers of the Funds – AMG Veritas China Fund and AMG Veritas Global Focus Fund – Portfolio Managers’ Ownership of Fund Shares – AMG Veritas Global Focus Fund” on page 64 is supplemented by adding the following information for Mr. Thomas, which is as of July 31, 2026:

Mr. Thomas: $500,001 to $1,000,000

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 033-44909 and 811-06520

AMG FUNDS I

AMG Veritas Global Real Return Fund

Supplement dated August 31, 2026 to the Prospectus and Statement of Additional Information,

each dated February 1, 2026

The following information supplements and supersedes any information to the contrary relating to AMG Veritas Global Real Return Fund (the “Fund”), a series of AMG Funds I, contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.

Effective immediately, Owen Thomas is added as a portfolio manager of the Fund, and Mr. Thomas, Andrew Headley, Mike Moore, and Ian Clark serve as the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Accordingly, all references to the portfolio managers of the Fund in the Prospectus and SAI shall refer to Messrs. Thomas, Headley, Moore and Clark. In addition, all references in the Prospectus to Mr. Headley’s titles at Veritas Asset Management LLP, the subadviser to the Fund (“Veritas”), are revised to reflect that Mr. Headley is Chief Investment Officer and Head of Global of Veritas.

In addition, effective immediately, the Prospectus is revised as follows:

The section under “Summary of the Funds – AMG Veritas Global Real Return Fund” titled “Portfolio Management – Portfolio Managers” on page 10 is deleted and replaced with the following:

Portfolio Managers

Andrew Headley

Chief Investment Officer and

Head of Global of Veritas;

Portfolio Manager of the Fund since March 2021.

Mike Moore

Fund Manager and Technology Analyst of Veritas;

Portfolio Manager of the Fund since March 2021.

Ian Clark

Fund Manager and Roving Analyst of Veritas;

Portfolio Manager of the Fund since December 2023.

Owen Thomas

Fund Manager and Head of Equity Research of Veritas;

Portfolio Manager of the Fund since August 2026.

The second paragraph in the section titled “Additional Information About the Funds – Fund Management – AMG Veritas Global Real Return Fund” on page 20 is deleted and replaced with the following:

Andrew Headley, Mike Moore, Ian Clark, and Owen Thomas are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Headley and Moore have managed the Fund since March 2021, Mr. Clark has managed the Fund since December 2023, and Mr. Thomas has managed the Fund since August 2026. Mr. Headley is Chief Investment Officer, Head of Global and Fund Manager of the Veritas Global strategies and a Managing Partner of Veritas. He has been working in the investment management industry since 1996. Prior to joining Veritas in 2003, he was an Analyst and Fund Manager at WP Stewart from 2001 to 2003 and at Newton Investment Management from 1996 to 2001. Mr. Headley also worked as a Tax Consultant at Price Waterhouse from 1993 to 1996. Mr. Moore is a Fund Manager for the Veritas Global strategies and an Analyst specializing in Technology within the Global Investment Team. He has been working in the investment management industry since 2005. He joined Veritas in 2014 after working as a Global Analyst at M&G Investments from 2005 to 2014. Prior to this, Mr. Moore worked at Barclays Wealth Management. Mr. Clark is a Fund Manager for the Veritas Global strategies and a Roving Analyst within the Global Investment Team. He has been working in the investment management industry since 2005. He joined Veritas in 2018 after working as a Co-Lead Manager and Global Research Analyst at Newton Investment Management from 2011 to 2017. Prior to this, Mr. Clark was an Investment Analyst at Ziff Brothers from 2006 to 2010 and at Deephaven Capital Management from 2005 to 2006. He also worked at The Prince’s Charities, McKinsey, and Citigroup. Mr. Thomas is Head of Equity Research at Veritas and a Fund Manager for the Veritas Global strategies. He has been working in the investment management industry since 2003. He joined Veritas in 2023 as a Consumer Analyst on the Global Investment Team after working at Tesco Pension Investment as Global Equity Fund Manager from 2012 to 2022 and Head of Equities from 2020 to 2022. Prior to this, Mr. Thomas was a European Analyst and Fund Manager at Aviva Investors from 2008 to 2012.

In addition, effective immediately, the SAI is revised as follows:

The section titled “Management of the Funds – Portfolio Managers of the Funds – AMG Veritas Global Real Return Fund – Other Accounts Managed by the Portfolio Managers” beginning on page 62 is supplemented by adding the following information for Mr. Thomas, which is as of July 31, 2026:

Portfolio Manager: Owen Thomas

Type of Account	Number of Accounts Managed	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)
Registered Investment Companies	1	$24.81	None	$0
Other Pooled Investment Vehicles	5	$2,651.28	None	$0
Other Accounts	23	$7,785.86	None	$0

The section titled “Management of the Funds – Portfolio Managers of the Funds – AMG Veritas Global Real Return Fund – Portfolio Managers’ Ownership of Fund Shares” on page 64 is supplemented by adding the following information for Mr. Thomas, which is as of July 31, 2026:

Mr. Thomas: None

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE